Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		₨ 4,196	$ 50	₨ 4,702
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees	[1]	4,130		4,645	₨ 4,259
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		55		57	59
O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		11		0	₨ 0
Investment in unquoted equity shares [member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		4,189		4,702
Investment in unquoted equity shares [member] | Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		4,130		4,645
Investment in unquoted equity shares [member] | DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		55		57
Investment in unquoted equity shares [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in equity accounted investees		4		0
Investment in compulsory convertible debentures [member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		7		0
Investment in compulsory convertible debentures [member] | O2 Renewable Energy IX Private Limited [Member]
Investments accounted for using equity method [Line Items]
Investment in compulsory convertible debentures		₨ 7		₨ 0

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.